Current trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Current trade and other receivables
Schedule of current trade and other receivables

	2025	2024
	$m	$m
Trade receivables	10,289	8,335
Less: Expected credit loss provision (Note 28)	(52)	(33)
	10,237	8,302
Other receivables	2,017	1,579
Prepayments	2,034	1,737
Government grants receivable	45	25
Accrued income	844	1,329
Trade and other receivables	15,177	12,972